Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 45,806	$ 6,580	¥ 38,349
Unreserved retained earnings	1,899,132	272,793	2,667,621
Total retained earnings	¥ 1,944,938	$ 279,373	¥ 2,705,970